Commitments and contingencies (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments and contingencies
Total capital commitments	¥ 157,801,809	$ 21,618,759	¥ 397,421,757